Net Income (Loss) per Share - Schedule of Earnings per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Net (loss) income per share - Basic
Net (loss) income attributable to common stockholders	$ 2,599	$ (2,423)	$ (7,038)	$ (13,981)
Weighted average number of common shares outstanding	1,366,060	1,361,657	1,363,303	1,236,934
Basic net income (loss) per share attributable to common stockholders:	$ 1.9	$ (1.78)	$ (5.17)	$ (11.29)
Net (loss) income per share - Diluted
Effect of dilutive stock options	143	0
Effect of dilutive warrants	0	0
Weighted average number of common shares outstanding - diluted	1,366,203	1,361,657	1,363,303	1,236,934
Diluted net income (loss) per share attributable to common stockholders:	$ 1.9	$ (1.78)	$ (5.17)	$ (11.29)